COMMITMENTS AND CONTINGENCIES (Legal Claims) (Details) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Syneron [Member] USD ($)	Dec. 31, 2014 Syneron [Member] ILS	Oct. 25, 2010 Product Liability [Member] Syneron, Inc. [Member] USD ($)	Aug. 31, 2010 Employment Agreement Breach [Member] USD ($)	Aug. 31, 2010 Employment Agreement Breach [Member] ILS	Aug. 31, 2010 Employment Agreement Breach [Member] Initial Preliminary Hearing [Member] USD ($)	Aug. 31, 2010 Employment Agreement Breach [Member] Initial Preliminary Hearing [Member] ILS	Aug. 31, 2010 Employment Agreement Breach [Member] Second Preliminary Hearing [Member] USD ($)	Aug. 31, 2010 Employment Agreement Breach [Member] Second Preliminary Hearing [Member] ILS	Nov. 30, 2011 Estetitek [Member] USD ($)
Loss Contingencies [Line Items]
Litigation settlement amount	$ 430
Damages sought				7,071	27,500		1,500	5,700	1,300	4,800	770	3,000
Damages sought, loss of profit													1,700
Damages sought, reputation						2,000							500
Accrual for litigation			674
Damages paid	$ 154	$ 444